o BT INSTITUTIONAL FUNDS o



                                 INSTITUTIONAL
                              CASH MANAGEMENT FUND


                               SEMI-ANNUAL REPORT
                               ------------------
                                  JUNE o 1998

Institutional Cash Management Fund

Table of Contents
            Letter to Shareholders                                    3

            Institutional Cash Management Fund
               Statement of Assets and Liabilities                    4
               Statement of Operations                                4
               Statements of Changes in Net Assets                    5
               Financial Highlights                                   6
               Notes to Financial Statements                          7

            Cash Management Portfolio
               Statement of Net Assets                                8
               Statement of Operations                               13
               Statements of Changes in Net Assets                   14
               Financial Highlights                                  14
               Notes to Financial Statements                         15


                              --------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed byBankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                              --------------------

Institutional Cash Management Fund

Letter to Shareholders


We are pleased to present you with this semi-annual report for the Institutional Cash Management Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
Money markets were dominated by foreign activity rather than U.S. economic factors or Federal Reserve Board policy in the first six months of 1998.

o The hangover effects of the Asian financial crises, which began in Korea, Indonesia, and Thailand, spread to China and Japan. This both focused the U.S. markets on that region and also continued to support a flight to quality and, in turn, a U.S. Treasury rally.

o Domestically, the manufacturing sector of the U.S. economy weakened due to the impact of the Asian turmoil. However, the service sector, which currently constitutes approximately two-thirds of the U.S. economy, was extremely strong. The service sector was supported by a 21 year low in unemployment, by the wealth effect of the stock market, by an improving real estate market, and by a low interest rate environment. The bottom line--more disposable income for consumers.

-------------------------------------------------------------------------------
                                    Objective
Seeks high current income consistent with liquidity in preservation of capital.
-------------------------------------------------------------------------------


Overall, the money markets were rather quiet, with its yield curve reasonably flat. A strong dollar, propelled by a deepening Asian crisis, served as a positive backdrop for continued low inflation. A combination of low inflation plus first quarter GDP growth of over 5% supported the markets' perception that the Federal Reserve Board was on hold. It was. In turn, interest rates remained relatively stable throughout the period, and price volatility within the money markets was at an all-time low.


-------------------------------------------------------------------------------
                                    Ratings
                                   S&P: AAAm
                                  Moody's: AAA
-------------------------------------------------------------------------------


INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation as market conditions changed, we were able to produce competitive yields in the Institutional Cash Management Fund.


                                  Annualized 7 Day     Annualized 7 Day
 Periods Ended June 30, 1998        Current Yield      Effective Yield
-------------------------------------------------------------------------
 Institutional
   Cash Management Fund*                5.43%               5.58%
-------------------------------------------------------------------------
 IBC First Tier-Institutional
   Only Money Funds Average             5.31%               5.45%
-------------------------------------------------------------------------



-------------------------------------------------------------------------------
                             Investment Instruments
Bank obligations, commercial paper, U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.
-------------------------------------------------------------------------------

We maintained a neutral, close-to-the benchmark weighted average maturity position throughout most of the semi-annual period. This strategy was based on the uncertainty surrounding the impact of the Asian financial turmoil on the U.S. financial markets as well as on the Federal Reserve Board's decision to keep interest rates on hold. Also, the flat yield curve gave us few opportunities to extend maturities to increase yield. Instead, we sought to add value by increasing the Fund's holdings in floating rate securities, which proved to be effective in producing competitive Fund returns.


                    Diversification of Portfolio Investments
                       By Asset Type as of June 30, 1998
                    (percentages are based on market value)



               [PIE CHART APPEARS HERE -- SEE PLOT POINTS BELOW]

                         Certificates of Deposit    1%
                         Eurodollar Certificates
                           of Deposit              14%
                         Yankee Certificates
                           of Deposit               4%
                         Repurchase Agreements      2%
                         Eurodollar Time
                         Deposits                  12%
                         Floating Rate Notes       19%
                         Commercial Paper          48%

-------------------------------------------------------------------------------
                             Status at June 30, 1998
                        Seven day effective yield: 5.58%
                            Average maturity: 40 days
                          Net assets: $2,150.7 million
-------------------------------------------------------------------------------


MANAGER OUTLOOK
We believe the money markets should remain fairly positive throughout the second half of the year for several reasons:

o The Asian crisis continues to loom and the U.S. dollar remains strong-a positive backdrop for inflation to stay low.

o U.S. economic growth remains solid, the labor market tight, interest rates stable and volatility low.

o While the Federal Reserve Board reinstituted its tightening bias earlier in the year, it still seems likely that it will be on hold for a while.

o Japan is facing serious financial troubles, which could impact China and Latin America in turn. Thus, we expect a continued flight to quality, with U.S. Treasuries the major beneficiary.

We intend to maintain a relatively neutral average maturity for the near term. At the same time, we will look to take advantage of any spike in yields or any issue-specific attractive value opportunities to extend duration, given our view of slower but still positive economic growth in the future.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the Institutional Cash Management Fund, and we look forward to continuing to serve your investment needs for many years ahead.


                              /s/ Darlene M. Rasel
                             ____________________
                                Darlene M. Rasel
               Portfolio Manager of the Cash Management Portfolio
                                  June 30, 1998

----------
* Past performance is not indicative of future results. Yields will vary. Yields quote for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

Institutional Cash Management Fund

Statement of Assets and Liabilities June 30, 1998 (unaudited)


Assets
   Investment in Cash Management Portfolio, at Value             $2,160,136,869
   Due from Bankers Trust, net                                           76,602
   Prepaid Expenses                                                      13,520
                                                                 --------------
Total Assets                                                      2,160,226,991
                                                                 --------------
Liabilities
   Dividends Payable                                                  9,403,738
   Accrued Expenses                                                      78,671
                                                                 --------------
Total Liabilities                                                     9,482,409
                                                                 --------------
Net Assets                                                       $2,150,744,582
                                                                 ==============
Shares Outstanding ($0.001 par value per share, unlimited
   number of shares of beneficial interest authorized)            2,151,287,526
                                                                 ==============
Net Asset Value, Offering and Redemption Price Per Share
   (net assets divided by shares outstanding)                    $         1.00
                                                                 ==============
Composition of Net Assets
   Paid-in Capital                                               $2,151,287,526
   Accumulated Net Realized Loss from Investment Transactions          (542,944)
                                                                 --------------
Net Assets, June 30, 1998                                        $2,150,744,582
                                                                 ==============





-------------------------------------------------------------------------------



Statement of Operations For the six months ended June 30, 1998 (unaudited)


Investment Income
   Income Allocated from Cash Management Portfolio, net             $57,712,780
                                                                    -----------
Expenses
   Administration and Services Fees                                     527,034
   Registration Fees                                                    162,706
   Printing and Shareholder Reports                                       5,500
   Trustees Fees                                                            624
   Miscellaneous                                                         20,726
                                                                    -----------
   Total Expenses                                                       716,590
   Less:  Expenses absorbed by Bankers Trust                           (189,556)
                                                                    -----------
      Net Expenses                                                      527,034
                                                                    -----------
Net Investment Income                                                57,185,746
Net Realized Gain from Investment Transactions                           36,799
                                                                    -----------
Net Increase in Net Assets from Operations                          $57,222,545
                                                                    ===========


                  See Notes to Financial Statements on Page 7

Institutional Cash Management Fund

Statements of Changes in Net Assets

                                                                            For the six-month        For the
                                                                              period ended         year ended
                                                                             June 30, 1998(1)   December 31, 1997
                                                                            -----------------   -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                   $     57,185,746     $    100,535,644
   Net Realized Gain (Loss) from Investment Transactions                             36,799              (17,916)
                                                                           ----------------     ----------------
Net Increase in Net Assets from Operations                                       57,222,545          100,517,728
                                                                           ----------------     ----------------
Distributions to Shareholders
   Net Investment Income                                                        (57,185,746)        (100,535,644)
                                                                           ----------------     ----------------
Capital Transactions in Shares of Beneficial Interest
  (at Net Asset Value of $1.00 per share)
   Proceeds from Sales of Shares                                             18,200,007,033       30,846,603,472
   Dividend Reinvestments                                                        43,483,131           89,676,335
   Cost of Shares Redeemed                                                  (18,014,707,768)     (30,452,882,187)
                                                                           ----------------     ----------------
Net Increase from Capital Transactions in Shares of
   Beneficial Interest                                                          228,782,396          483,397,620
                                                                           ----------------     ----------------
Total Increase in Net Assets                                                    228,819,195          483,379,704
Net Assets
Beginning of Period                                                           1,921,925,387        1,438,545,683
                                                                           ----------------     ----------------
End of Period                                                              $  2,150,744,582     $  1,921,925,387
                                                                           ================     ================

---------
(1) Unaudited.


                  See Notes to Financial Statements on Page 7

Institutional Cash Management Fund

Financial Highlights

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years indicated for the Institutional Cash Management Fund.

                                         For the six
                                        months ended                         For the years ended December 31,
                                          June 30,       -----------------------------------------------------------------------
                                           1998(1)           1997           1996           1995           1994          1993
                                        ------------     -------------  ------------    ------------   ----------   ------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period      $    1.00      $    1.00      $    1.00       $    1.00      $  1.00      $  1.00
                                          ---------      ---------      ---------       ---------      -------      -------
Income from Investment Operations
   Net Investment Income                       0.03           0.05           0.05            0.06         0.04         0.03
   Net Realized Gain (Loss) from
      Investment Transactions                  0.00(2)       (0.00)(2)       0.00(2)         0.00(2)      0.01(2)      0.00(2)
                                          ---------      ---------      ---------       ---------      -------      -------
Total from Investment Operations               0.03           0.05           0.05            0.06         0.03         0.03
                                          ---------      ---------      ---------       ---------      -------      -------
Contributions of Capital                         --             --           0.00(2)           --         0.01           --
                                          ---------      ---------      ---------       ---------      -------      -------
Distributions to Shareholders
   Net Investment Income                      (0.03)         (0.05)         (0.05)          (0.06)       (0.04)       (0.03)
   Net Realized Gain from Investment
      Transactions                               --             --             --              --           --        (0.00)(2)
                                          ---------      ---------      ---------       ---------      -------      -------
Total Distributions                           (0.03)         (0.05)         (0.05)          (0.06)       (0.04)       (0.03)
                                          ---------      ---------      ---------       ---------      -------      -------
Net Asset Value, End of Period            $    1.00      $    1.00      $    1.00       $    1.00      $  1.00      $  1.00
                                          =========      =========      =========       =========      =======      =======
Total Investment Return                        2.72%          5.52%          5.36%(3)        5.89%        4.18%(3)     3.05%
Supplemental Data and Ratios:
   Net Assets, End of Period
      (000s omitted)                      $2,150,745     $1,921,925     $1,438,546      $1,010,874     $664,149     $1,850,222
   Ratios to Average Net Assets:
      Net Investment Income                    5.43%(4)       5.24%          5.24%           5.72%        3.98%          3.01%
      Expenses, Including Expenses
        of the Cash Management Portfolio       0.23%(4)       0.23%          0.23%           0.23%        0.23%          0.25%
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses
        by Bankers Trust                       0.04%(4)       0.03%          0.04%           0.04%        0.03%          0.02%

----------
(1) Unaudited
(2) Less than $0.01 per share.
(3) Increased by approximately 0.01% and 0.91% due to contributions of capital for the years ended December 31, 1996 and 1994, respectively.
(4) Annualized


                  See Notes to Financial Statements on Page 7

Institutional Cash Management Fund

Notes to Financial Statements (unaudited)

Note 1--Organization and Significant Accounting Policies
A.  Organization
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Cash Management Fund (the "Fund") is one of the institutional funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on July 25, 1990. The Fund invests substantially all of its assets in the Cash Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 1998, the Fund's investment was approximately 44% of the Portfolio.

The financial statements of the Portfolio, including the Statement of Net Assets, are contained elsewhere in this report.

B.  Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C.  Dividends
It is the Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

D.  Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required.

E. Other
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses that are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Notes 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .05% of the average daily net assets of the Fund excluding expenses of the Portfolio and .23% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six-month period ended June 30, 1998, expenses of the Fund have been reduced by $189,556.

The Fund was owed $76,602 in relation to waived fees and reimbursed expenses at June 30, 1998, net of administrative and service fees of $88,498.

The Trust has entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood may seek reimbursement at an annual rate not exceeding .10% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six month period ended June 30, 1998, there were no reimbursable expenses incurred under this agreement. The Fund does not intend to charge 12b-1 fees in the future.

Certain officers of the Fund are also directors, officers and employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Fund.

Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood as distributor of the Trust.

Note 3--Capital Loss Carryforward
At June 30, 1998, accumulated net realized capital loss carryforward available as a reduction against future net realized capital gains consisted of $577,344, which will expire in 2002 and $17,916, which will expire in 2005.

Cash Management Portfolio

Statement of Net Assets June 30, 1998 (unaudited)

Principal
 Amount               Description                          Value
---------             -----------                          -----

              CERTIFICATES OF DEPOSIT - 1.23%
              NationsBank Corp.
$15,000,000    5.58%, 9/8/98                           $   15,000,000
 45,000,000    5.58%, 8/7/98                               45,000,438
                                                       --------------

Total Certificates of Deposit
 (Amortized Cost $60,000,438)                              60,000,438
                                                       --------------

              COMMERCIAL PAPER - 48.08%*
  7,000,000   Alcatel Alsthom,
               5.52%, 8/20/98                               6,946,333

              Asset Securitization:
 10,000,000    5.53%, 8/25/98                               9,915,514
 31,000,000    5.53%, 8/28/98                              30,723,807
 32,000,000    5.54%, 9/2/98                               31,689,760
 15,000,000    5.54%, 9/22/98                              14,808,408

              Associates Corp.:
 30,000,000    5.52%, 8/17/98                              29,783,800
 39,400,000    5.51%, 8/21/98                              39,092,450
 35,000,000    5.51%, 8/17/98                              34,748,224

 14,000,000   BBL North America,
               5.53%, 8/25/98                              13,881,719

  3,000,000   British Gas Capital,
               5.5%, 8/24/98                                2,975,250

              CAFCO:
 17,000,000    5.5%, 8/12/98                               16,890,917
 21,500,000    5.52%, 9/25/98                              21,216,487
 15,000,000    5.52%, 9/9/98                               14,839,000
 35,000,000    5.52%, 8/14/98                              34,763,867
 15,000,000    5.61%, 7/30/98                              14,932,213
 60,000,000    5.49%, 7/10/98                              59,917,650
 10,000,000    5.55%, 8/20/98                               9,922,917

  4,700,000   Caterpillar Financial,
               5.48%, 12/7/98                               4,586,244

 30,000,000   CIT Group,
               5.51%, 9/22/98                              29,618,892

              Commonwealth Bank of Australia:
 25,000,000    5.49%, 11/23/98                             24,447,188
 25,000,000    5.5%, 8/5/98                                24,866,319

              Credit Suisse:
 13,000,000    5.5%, 8/10/98                               12,920,556
 13,000,000    5.475%, 7/16/98                             12,970,344
 10,000,000    5.5%, 7/10/98                                9,986,250




Principal
 Amount               Description                          Value
---------             -----------                          -----

              Daimler Benz:
$27,975,000    5.5%, 9/11/98                           $   27,667,275
 30,000,000    5.5%, 7/15/98                               29,935,833
 10,000,000    5.5%, 9/25/98                                9,868,611

              Delaware Funding Corp.:
 17,667,000    5.53%, 7/8/98                               17,648,003
 20,000,000    5.58%, 7/23/98                              19,931,800
 34,379,000    5.61%, 7/30/98                              34,223,636

              Deutsche Bank:
 10,800,000    5.51%, 7/23/98                              10,763,634
 60,000,000    5.49%, 7/15/98                              59,871,900

              Diageo Capital:
 40,000,000    5.53%, 7/6/98                               39,969,278
 15,000,000    5.51%, 9/29/98                              14,793,375
 32,000,000    5.51%, 7/15/98                              31,931,431
 17,000,000    5.5%, 9/14/98                               16,805,208

              Eksportfinans:
 19,285,000    5.65%, 7/14/98                              19,245,653
 15,600,000    5.52%, 7/27/98                              15,537,808
 11,000,000    5.54%, 8/10/98                              10,932,289

              Ford Motor Credit:
 33,000,000    5.48%, 7/8/98                               32,964,837
 20,000,000    5.52%, 7/17/98                              19,950,933
 55,000,000    5.52%, 7/24/98                              54,806,033
 87,000,000    5.47%, 7/10/98                              86,881,028

              General Electric Capital Corp.:
 20,000,000    5.5%, 10/7/98                               19,700,556
 25,000,000    5.49%, 11/20/98                             24,458,625
 18,000,000    5.5%, 10/8/98                               17,727,750
 17,000,000    5.51%, 9/11/98                              16,812,660
 25,000,000    5.43%, 9/4/98                               24,754,896
  7,000,000    5.52%, 8/17/98                               6,949,553
 13,000,000    5.51%, 7/24/98                              12,954,236
 21,000,000    5.5%, 10/19/98                              20,647,083
 30,000,000    5.49%, 7/8/98                               29,967,975

 10,000,000   General Electric Co.,
               5.51%, 8/12/98                               9,935,717

 13,000,000   General Motors Accept. Corp.,
               5.51%, 8/24/98                              12,892,555

 10,000,000   Generale Bank,
               5.49%, 12/3/98                               9,763,625


                  See Notes to Financial Statements on Page 15

Cash Management Portfolio

Statement of Net Assets June 30, 1998 (unaudited)

Principal
 Amount               Description                          Value
---------             -----------                          -----

              Goldman Sachs:
$35,000,000    5.52%, 8/10/98                          $   34,785,333
 35,000,000    5.5%, 10/14/98                              34,438,542
 30,000,000    5.52%, 8/26/98                              29,742,400
 30,000,000    5.52%, 8/28/98                              29,733,200

  2,500,000   Hitachi America,
               5.54%, 7/21/98                               2,492,306

  8,000,000   J.P. Morgan,
               5.5%, 11/10/98                               7,838,667

 10,000,000   Manitoba Hydro Electric,
               5.506%, 8/27/98                              9,912,822

              Merrill Lynch & Co.:
 23,000,000    5.52%, 10/16/98                             22,622,647
 20,000,000    5.52%, 7/15/98                              19,957,067
 32,000,000    5.5%, 7/27/98                               31,872,889
 10,500,000    5.51%, 8/3/98                               10,446,966
 23,000,000    5.53%, 9/11/98                              22,745,620

              Metropolitan Life:
 10,908,000    5.53%, 9/10/98                              10,789,033
 35,884,000    5.54%, 9/9/98                               35,497,450

              Monsanto Co.:
 15,000,000    5.505%, 9/18/98                             14,818,794
 15,000,000    5.51%, 9/24/98                              14,804,854

              Morgan Stanley Group Inc.:
 13,000,000    5.5%, 7/10/98                               12,982,120
100,000,000    6.25%, 7/1/98                              100,000,000
 24,000,000    5.53%, 8/12/98                              23,845,160
 40,000,000    5.52%, 8/27/98                              39,650,400

 18,500,000   National Australia Funding,
               5.5%, 8/3/98                                18,406,729

 28,000,000   National Rural Utility Cooperative
              Financial Corp.,
               5.5%, 9/25/98                               27,632,111

 40,000,000   Norwest,
               5.55%, 8/14/98                              39,728,667

              Panasonic Finance:
 15,000,000    5.51%, 10/20/98                             14,745,163
  5,000,000    5.52%, 11/3/98                               4,904,167

              Paribas Finance,
 20,000,000    5.51%, 7/21/98                              19,938,778




Principal
 Amount               Description                          Value
---------             -----------                          -----

              Province Of Quebec:
$11,000,000    5.5%, 10/16/98                          $   10,820,181
 24,500,000    5.5%, 11/9/98                               24,009,660
 20,000,000    5.52%, 10/27/98                             19,638,133
  2,400,000    5.52%, 10/15/98                              2,360,992
 10,000,000    5.505%, 11/5/98                              9,805,796

              Receivables Capital Corp.:
 30,000,000    5.53%, 8/14/98                              29,797,233
 12,239,000    5.53%, 7/17/98                              12,208,919
 50,000,000    5.53%, 8/26/98                              49,569,889
 12,949,000    5.55%, 8/21/98                              12,847,188
 10,000,000    5.53%, 8/3/98                                9,949,308
 15,000,000    5.59%, 7/29/98                              14,934,783
 20,000,000    5.57%, 7/27/98                              19,919,544
 10,000,000    5.531%, 7/17/98                              9,975,418
 13,000,000    5.61%, 7/10/98                              12,981,768
 15,000,000    5.57%, 7/23/98                              14,948,942

              Smith Barney Shearson:
 20,000,000    5.52%, 10/7/98                              19,699,467
 20,000,000    5.355%, 7/8/98                              19,979,175
 25,000,000    5.5%, 7/10/98                               24,965,625
 15,000,000    5.4%, 8/7/98                                14,916,750
 35,000,000    5.49%, 7/21/98                              34,893,250
 19,000,000    5.54%, 8/20/98                              18,853,806
 14,000,000    5.53%, 9/15/98                              13,836,558
 22,000,000    5.4%, 8/10/98                               21,868,000

 10,000,000   Svenska Handelsbanken,
               5.51%, 9/10/98                               9,891,331

  8,000,000   Westpac Capitol Corp.,
               5.49%, 10/1/98                               7,887,760
                                                       --------------

Total Commercial Paper
  (Amortized Cost $2,341,629,266)                       2,341,629,266
                                                       --------------


              EURODOLLAR CERTIFICATES OF
              DEPOSIT - 13.51%
              Abbey National:
 15,000,000    5.59%, 9/8/98                               14,999,951
 20,000,000    5.58%, 8/21/98                              19,999,831
 40,000,000    5.55%, 7/14/98                              40,000,000
 50,000,000    5.55%, 7/9/98                               50,000,000
 30,000,000    5.59%, 8/14/98                              30,000,000

 50,000,000   Bank Of Scotland,
               5.59%, 9/25/98                              50,000,000

 25,000,000   Bank Of Tokyo-Mitsubishi,
               5.7%, 7/6/98                                25,000,000



                  See Notes to Financial Statements on Page 15

Cash Management Portfolio

Statement of Net Assets June 30, 1998 (unaudited)

Principal
 Amount               Description                          Value
---------             -----------                          -----

$19,000,000   Banque Bruxelles,
               5.59%, 8/24/98                          $   18,999,874

 15,000,000   Banque Nationale de Paris,
               5.61%, 7/31/98                              15,000,306

 39,000,000   Barclays Bank,
               5.57%, 7/24/98                              38,999,597

 20,000,000   Bayerisch Vereinbank,
               5.595%, 9/24/98                             20,000,466

  8,000,000   Bayerisch Vereinbank,
               5.6%, 12/7/98                                7,997,195

 10,000,000   Canadian Imperial Bank,
               5.635%, 11/5/98                             10,000,315

 11,000,000   Credit Agricole,
               5.8%, 7/31/98                               11,000,129

 10,000,000   Creditanstalt Bankverein,
               5.59%, 7/6/98                               10,000,014

 10,000,000   Credito Italiano,
               5.59%, 9/1/98                                9,999,941

 75,000,000   Deutsche Bank:
               5.57%, 7/6/98                               74,999,938

 30,000,000   Halifax Building Society
               5.59%, 9/22/98                              29,999,763

              KBC Bank:
 50,000,000    5.5725%, 7/7/98                             50,000,021
 20,000,000    5.58%, 8/26/98                              19,999,920

              Nordeutsche Landesbank:
 10,000,000    5.66%, 12/10/98                             10,000,798
 23,000,000    5.58%, 7/29/98                              22,999,863
 24,000,000    5.57%, 7/24/98                              23,999,752
 19,000,000    5.66%, 11/16/98                             19,000,354

 35,000,000   Rabobank,
               5.565%, 7/16/98                             35,000,072
                                                       --------------

Total Eurodollar Certificates of Deposit
  (Amortized Cost $657,998,100)                           657,998,100
                                                       --------------

              EURODOLLAR TIME DEPOSITS - 12.30%
 25,000,000   Banco Bilbao Vizcaya,
               5.64%, 10/7/98                              25,000,000



Principal
 Amount               Description                          Value
---------             -----------                          -----

$20,000,000   Bank Of America,
               5.5313%, 7/13/98                        $   20,000,000

 22,000,000   Bank Of Austria,
               5.78%, 11/18/98                             22,000,000

              Bank Of Nova Scotia:
 20,000,000    5.625%, 9/4/98                              20,000,000
 50,000,000    6.125%, 7/1/98                              50,000,000

 60,000,000   Bank Of Tokyo-Mitsubishi,
               5.9375%, 7/14/98                            60,000,000

 20,000,000   Barclays Bank,
               5.67%, 12/3/98                              20,000,000

 25,000,000   Bayerische Landesbank,
               5.5625%, 7/9/98                             25,000,000

 25,000,000   Deutsche Bank,
               6.5%, 7/1/98                                25,000,000

 40,000,000   International Nederlander Funding,
               5.75%, 7/6/98                               40,000,000

 50,000,000   Toronto Dominion Bank,
               6.25%, 7/1/98                               50,000,000

132,148,756   Union Bank of Switzerland,
               5.75%, 7/1/98                              132,148,756

              West Deutsche Landesbank:
 50,000,000    5.61%, 9/29/98                              50,000,000
 35,000,000    5.5313%, 7/6/98                             35,000,000
 25,000,000    5.625%, 8/6/98                              25,000,000
                                                       --------------

Total Eurodollar Time Deposits
  (Amortized Cost $599,148,756)                           599,148,756
                                                       --------------

              FLOATING RATE NOTES - 18.99%
 20,000,000   American Express Centurion Bank:
               Monthly Variable Rate,
               5.616%, 9/25/98                             20,000,000

              Associates Corp.:
               Daily Variable Rate,
 25,000,000    5.70%, 4/23/99                              24,980,157
 20,000,000    5.71%, 6/29/99                              19,984,468
 25,000,000    5.79%, 1/4/99                               24,993,798

              Bank Of Nova Scotia:
               Monthly Variable Rate,
 35,000,000    5.5123%, 6/10/99                            34,975,009



                  See Notes to Financial Statements on Page 15

Cash Management Portfolio

Statement of Net Assets June 30, 1998 (unaudited)

Principal
 Amount               Description                          Value
---------             -----------                          -----

$40,000,000   Banque Nationale de Paris:
               Monthly Variable Rate,
               5.5323%, 6/1/99                         $   39,977,973

 40,000,000   Bayerische Hypotheka:
               Monthly Variable Rate,
               5.5162%, 5/28/99                            39,971,410

              Bayerische Landesbank:
               Monthly Variable Rate,
 25,000,000    5.521%, 6/29/99                             24,981,671
 20,000,000    5.5262%, 2/25/99                            19,992,415

 10,000,000   Bear Stearns Co.:
               Monthly Variable Rate,
               5.6262%, 6/4/99                             10,000,000

              Chase Manhattan Bank:
               Quarterly Variable Rate,
  5,000,000    5.7875%, 11/10/98                            5,003,189
  5,000,000    5.6562%, 10/15/98                            5,000,888

 30,000,000   Commerz Bank:
               Monthly Variable Rate,
               5.5162%, 5/28/99                            29,978,558

 30,000,000   CoreStates Bank:
               Monthly Variable Rate,
               5.6012%, 3/5/99                             30,000,000

 20,000,000   Creditanstalt Bankverein:
               Monthly Variable Rate,
               5.5145%, 6/3/99                             19,987,294

 40,000,000   Deutsche Bank:
               Quarterly Variable Rate,
               5.5275%, 6/1/99                             39,971,181

              General Electric Capital Corporation:
               Quarterly Variable Rate,
 15,000,000    5.607%, 1/15/99                             15,000,000
 10,000,000    5.6075%, 11/6/98                            10,000,000

 55,000,000   J.P. Morgan:
               Monthly Variable Rate,
               5.5273%, 2/24/99                            54,973,723

 10,000,000   Key Bank:
               Daily Variable Rate,
               5.54%, 1/29/99                               9,996,916

 25,000,000   KBC Bank:
               Quarterly Variable Rate,
               5.5375%, 6/1/99                             24,984,239



Principal
 Amount               Description                          Value
---------             -----------                          -----

$15,000,000   Mellon Bank:
               Quarterly Variable Rate,
               5.7792%, 11/17/98                       $   15,000,000

              Merrill Lynch & Co.:
               Monthly Variable Rate,
 20,000,000    5.606%, 4/13/99                             19,998,433
               Daily Variable Rate,
 12,000,000    5.90%, 4/7/99                               12,006,831
 35,000,000    5.80%, 2/17/99                              34,996,713

 35,000,000   Morgan Stanley Group Inc.:
               Monthly Variable Rate,
               5.6162%, 11/6/98                            35,000,000

 15,000,000   National City Bank of Cleveland:
               Monthly Variable Rate,
               5.5462%, 3/5/99                             14,996,030

 25,000,000   NationsBank Corp.:
               Daily Variable Rate,
               5.89%, 3/18/99                              25,015,517

              Nordeutsche Landesbank:
               Monthly Variable Rate,
 17,000,000    5.5562%, 2/2/99                             16,995,145
 20,000,000    5.5362%, 2/25/99                            19,993,596

              Societe Generale:
               Daily Variable Rate,
 10,000,000    5.77%, 3/2/99                                9,996,738
 40,000,000    5.78%, 2/9/99                               39,986,808
 15,000,000    5.76%, 8/28/98                              14,998,353
               Monthly Variable Rate,
 25,000,000    5.5712%, 5/7/99                             24,986,393
 10,000,000    5.5545%, 6/1/99                              9,992,877

 25,000,000   Student Loan Marketing Association:
               5.321%, 9/28/98                             24,999,391

 20,000,000   Svenska Handelsbanken:
               Monthly Variable Rate,
               5.5362%, 6/2/99                             19,986,311

 10,000,000   US Bank:
               Monthly Variable Rate,
               5.55323%, 9/17/98                            9,999,039

              Wachovia Bank:
               Monthly Variable Rate,
 21,000,000    5.5162%, 5/12/99                            20,987,497
 25,000,000    5.5362%, 2/9/99                             24,991,141



                  See Notes to Financial Statements on Page 15

Cash Management Portfolio

Statement of Net Assets June 30, 1998 (unaudited)

Principal
 Amount               Description                          Value
---------             -----------                          -----

$20,000,000   Walt Disney Co.:
               Quarterly Variable Rate,
               5.5175%, 2/26/99                        $   19,988,824

  5,000,000   Westpac Capitol Corp.:
               Quarterly Variable Rate,
               5.544%, 4/9/99                               4,998,107
                                                       --------------

Total Floating Rate Notes
  (Amortized Cost $924,666,633)                           924,666,633
                                                       --------------

              REPURCHASE AGREEMENTS - 1.54%
 75,000,000   Tri-party Repurchase Agreement
               with Goldman Sachs & Co.,
               Dated 6/30/98, 6.25%,
               Principal & Interest in the
               amount of $75,013,021,
               Due 7/01/98,
               (Collateralized by FHLMC
               Bonds, Par Value of $37,630,062,
               Coupon Rates of 6.00% to
               7.00%, Due from 5/1/03 to
               2/1/12, Value of $36,017,383);
               Federal National Mortgage
               Association Bonds,
               Par Value of $190,562,931
               Coupon rate of 7.00%, Due 8/1/26,
               Value of $40,879,505                        75,000,000

Total Repurchase Agreements
  (Amortized Cost $75,000,000)                             75,000,000
                                                       --------------

              YANKEE CERTIFICATES OF DEPOSIT - 4.01%
 11,000,000   Bank Of Montreal,
               5.56%, 7/14/98                              10,999,974

 12,000,000   Bank Of Nova Scotia,
               5.55%, 7/6/98                               12,000,000



Principal
 Amount               Description                          Value
---------             -----------                          -----

              Banque Nationale de Paris:
$ 5,000,000    5.59%, 8/21/98                          $    4,999,994
 11,000,000    5.58%, 9/11/98                              10,999,557
 13,000,000    5.8%, 10/5/98                               13,000,786

              Deutsche Bank:
  6,000,000    5.55%, 7/20/98                               5,999,848
 22,000,000    5.58%, 8/6/98                               21,999,981
  2,000,000    5.705%, 4/16/99                              1,998,517

 40,000,000   Paribas Finance,
               5.585%, 9/17/98                             40,000,000

 10,000,000   Royal Bank Of Canada,
               5.56%, 2/26/99                               9,996,846

  2,000,000   Societe Generale Bank,
               5.97%, 10/26/98                              2,000,626

 10,000,000   Swiss Bank,
               5.75%, 5/7/99                                9,998,351

 31,000,000   Toronto Dominion,
               5.58%, 9/25/98                              30,998,222

 20,000,000   Westpac Capitol Corp.,
               5.67%, 3/23/99                              19,991,652
                                                       --------------

Total Yankee Certificates of Deposit
  (Amortized Cost $194,984,354)                           194,984,354
                                                       --------------

Total Investments
  (Amortized Cost $4,853,427,547)            99.66%    $4,853,427,547
Other Assets Less Liabilities                 0.34%        16,726,455
                                            -------    --------------
Net Assets                                  100.00%    $4,870,154,002
                                            =======    ==============

----------
* Interest rates for Commercial paper represent discount rates at the time of purchase.


                   See Notes to Financial Statements on Page 15

Cash Management Portfolio
Statement of Operations For the six months ended June 30, 1998 (unaudited)

Investment Income
   Interest                                                    $140,067,522
                                                               ------------
Expenses
   Advisory Fees                                                  3,724,519
   Administration and Services Fees                               1,241,506
   Professional Fees                                                 15,425
   Trustees Fees                                                      1,037
   Miscellaneous                                                      9,244
                                                               ------------
   Total Expenses                                                 4,991,731
   Less:  Expenses Absorbed by Bankers Trust                       (522,308)
                                                               ------------
      Net Expenses                                                4,469,423
                                                               ------------
Net Investment Income                                           135,598,098
                                                               ------------
Net Realized Gain from Investment Transactions                       83,981
                                                               ------------
Net Increase in Net Assets from Operations                     $135,682,079
                                                               ============


                   See Notes to Financial Statements on Page 15

Cash Management Portfolio

Statements of Changes in Net Assets

                                                                       For the             For the
                                                                  six months ended       year ended
                                                                   June 30, 1998(1)   December 31, 1997
                                                                  -----------------   -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                         $    135,598,099     $    237,022,519
   Net Realized Gain (Loss) from Investment Transactions                   83,981              (41,207)
                                                                 ----------------     ----------------
Net Increase in Net Assets from Operations                            135,682,080          236,981,312
                                                                 ----------------     ----------------
Capital Transactions
   Proceeds from Capital Invested                                  16,108,662,027       25,687,643,529
   Value of Capital Withdrawn                                     (15,413,915,080)     (25,146,809,558)
                                                                 ----------------     ----------------
Net Increase in Net Assets from Capital Transactions                  694,746,947          540,833,971
                                                                 ----------------     ----------------
Total Increase in Net Assets                                          830,429,027          777,815,283
Net Assets
Beginning of Period                                                 4,039,724,975        3,261,909,692
                                                                 ----------------     ----------------
End of Period                                                    $  4,870,154,002     $  4,039,724,975
                                                                 ================     ================

----------
(1)Unaudited


-------------------------------------------------------------------------------


Financial Highlights

Contained below are selected ratios and supplemental data for each of the periods indicated for the Cash Management Portfolio.

                                                   For the
                                                  six months
                                                    ended                   For the years ended December 31,
                                                   June 30,    -------------------------------------------------------------
                                                    1998(1)       1997        1996        1995        1994        1993
                                                -------------  ----------  ----------  ----------  ----------  -------------
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)      $4,870,154    $4,039,725  $3,261,910  $2,615,932  $2,735,025  $1,930,075
   Ratios to Average Net Assets:
      Net Investment Income                           5.46%(3)      5.43%       5.27%       5.77%       4.24%       3.06%
      Expenses                                        0.18%(3)      0.18%       0.18%       0.18%       0.18%       0.20%
      Decrease Reflected in Above Expense Ratio
        Due to Absorption of Expenses by
        Bankers Trust                                 0.02%(3)      0.02%       0.02%       0.02%       0.02%       0.00%(2)

----------
(1) Unaudited
(2) Less than 0.01%.
(3) Annualized


                  See Notes to Financial Statements on Page 15

Cash Management Portfolio

Notes to Financial Statements (unaudited)

Note 1--Organization and Significant Accounting Policies.
A.  Organization
The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and commenced operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  Security Valuation
Investments are valued at amortized cost, which is in accordance with 2a-7 of the Investment Company Act of 1940 and represents the fair value of the Portfolio's investments.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's' Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase must have an aggregate market value greater than or equal to the repurchase price plus all accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  Federal Income Taxes
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .005% of the Portfolio's average daily net assets. At June 30, 1998, amount owed under the Administration and Services Agreement amounted to $189,913, net of waived fees of $18,952.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets. At June 30, 1998, amounts owed under the Advisory Agreement amounted to $557,741, net of waived fees of $68,855.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .18% of the average daily net assets of the Portfolio. For the six-month period ended June 30, 1998, expenses of the Portfolio have been reduced by $522,308.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest pursuant to a put agreement and that third party financial institution immediately resold such security to Banker Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Portfolio's Financial Highlights for the year ended December 31, 1994, reflects the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $18,718,663. In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses incurred in prior years.

The Cash Management Portfolio is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

Certain officers of the Portfolio are also directors, officers, and/or employees of Edgewood Services Inc., distributor of the BT Pyramid Funds. None of the officers so affiliated received compensation for services as officers of the Portfolio.

Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood as distributor of the Trust.

Note 3--Net Assets
At June 30, 1998 net assets consisted of:
Paid-in-Capital                              $4,870,154,002
                                             ==============

BT INSTITUTIONAL FUNDS
BT INSTITUTIONAL CASH MANAGEMENT FUND


Investment Advisor and Administrator of the Fund
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


Distributor
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892


Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201


Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY 10019






--------------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 368-4031. This report must be preceded or accompanied by the Fund's current prospectus.
--------------------



                                                              Cusip #055924104
                                                              STA479100 (6/98)